SHAREHOLDERS' EQUITY, Key Inputs into the Binominal Pricing Model Assumptions Under Equity Incentive Plan (Details) - Restricted Stock [Member]	Nov. 18, 2024 $ / shares
Key Inputs into the Binominal Pricing Model Assumptions under Equity Incentive Plan [Abstract]
Share price (in dollars per share)	$ 3.91
Risk-free interest rate	4.41%
Expected volatility	53.91%
Expected dividend yield	0.00%
Minimum [Member]
Key Inputs into the Binominal Pricing Model Assumptions under Equity Incentive Plan [Abstract]
Exercise price (in dollars per share)	$ 0
Expected life (in years)	0 years
Maximum [Member]
Key Inputs into the Binominal Pricing Model Assumptions under Equity Incentive Plan [Abstract]
Exercise price (in dollars per share)	$ 0.75
Expected life (in years)	10 years